FEDERATED MASTER TRUST

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AS APPROPRIATE, DATED JANUARY 31, 1999

At the March 22, 1999 shareholder meeting, shareholders approved the following:

                  (1) Elected nine Trustees.

                  (2) Ratified the selection of the Trust's independent auditors.

                  (3) Made changes to the Trust's fundamental investment policies:

                      (a) Amended the Trust's fundamental investment policy on diversification of its investments;

                      (b) Made non-fundamental, and amended, the Trust's fundamental investment policy regarding maturity of money market instruments;

                      (c) Made non-fundamental the Trust's fundamental investment policy prohibiting investment in securities to exercise control of an issuer;

                      (d) Made non-fundamental, and amended, the Trust's ability to invest in the securities of other investment companies;

                      (e) Made non-fundamental the Trust's fundamental investment policy regarding the types of money market instruments which the Trust is permitted to purchase;

                      (f) Made non-fundamental the Trust's ability to invest in unrated securities;

                      (g) Made non-fundamental the Trust's fundamental investment policy regarding the description of bank instruments that the Trust may purchase;

                      (h) Made non-fundamental the Trust's fundamental investment policy regarding the description of commercial paper that the Trust may purchase; and

                      (i) Made non-fundamental, and amended, the Trust's fundamental investment policy regarding pledging assets to secure permitted borrowings.

                  (4) Eliminated the Trust's  fundamental  investment  policy on concentration and reserved the freedom to concentrate investments in the domestic banking industry.

                  (5) Approved an amendment and restatement to the Trust's
                      Declaration of Trust to require the approval of a "1940 Act" majority of shareholders in the event of the sale and conveyance of the assets of the Trust to another trust or corporation;

                  (6) Approved an Agreement and Plan of Reorganization between the Trust and Money Market Obligations Trust, on behalf of its series, Federated Master Trust (the "New Fund"), whereby the New Fund would acquire all of the assets of the Trust in exchange for shares of the New Fund to be distributed PRO RATA by the Trust to its shareholders in complete liquidation and termination of the Trust.

                                                                  March 22, 1999

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Federated Investors

Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
www.federatedinvestors.com

Cusip 314214107
G02544-03 (3/99)